General and Administrative Expenses	12 Months Ended
Dec. 31, 2017
General And Administrative Expenses
GENERAL AND ADMINISTRATIVE EXPENSES
NOTE 14:-	GENERAL AND ADMINISTRATIVE EXPENSES

	Year ended December 31,
	2017	2016	2015
	NIS in thousands

Professional services	4,030	3,917	4,408
Investors and public relations	1,227	1,959	1,633
Salary and related expenses	2,163	1,590	1,669
Directors’ fee	706	805	773
Rent	123	123	123
Travel	403	753	814
Insurance	761	544	469
Stock exchange fees	231	222	222
Office and computer maintenance	293	260	250
Vehicle maintenance	50	55	49
Depreciation	58	56	45
Others	204	199	178

	10,249	10,483	10,633